UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 28-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Qais Zakaria
Title:    Director
Phone:    +44 207 101 1960


Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom           July 23, 2008
-------------------     ---------------------------      --------------------
    [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       13

Form 13F Information Table Value Total: $592,144
                                         (thousands)


List of Other Included Managers:

No.             Form 13F                File Number

1               28-12449                The Nomad Investment Partnership L.P.


                                                     FORM 13F INFORMATION TABLE
                             TITLE OF                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT       OTHR    VOTING AUTHORITY
NAME OF ISSUER               CLASS          CUSIP         (X$1000)  PRN AMT   PRN CALL  DISCRETION       MGRS  SOLE  SHARED     NONE

AMAZON COM INC               COM            023135 10 6   153,993   2,100,000 SH        SHARED-DEFINED    1      0    2,100,000  0
BERKSHIRE HATHAWAY INC DEL   CL A           084670 10 8    60,375         500 SH        SHARED-DEFINED    1      0          500  0
BROOKFIELD HOMES CORP        COM            112723 10 1    13,508   1,100,000 SH        SHARED-DEFINED    1      0    1,100,000  0
CB RICHARD ELLIS GROUP INC   CL A           12497T 10 1    21,120   1,100,000 SH        SHARED-DEFINED    1      0    1,100,000  0
COSTCO WHSL CORP NEW         COM            22160K 10 5   129,759   1,850,000 SH        SHARED-DEFINED    1      0    1,850,000  0
FLEETWOOD ENTERPRISES INC    COM            339099 10 3    10,364   3,955,688 SH        SHARED-DEFINED    1      0    3,955,688  0
FORD MTR CO DEL              COM PAR $0.01  345370 86 0     8,658   1,800,000 SH        SHARED-DEFINED    1      0    1,800,000  0
LIBERTY GLOBAL INC           COM SER A      530555 10 1    50,288   1,600,000 SH        SHARED-DEFINED    1      0    1,600,000  0
LIBERTY GLOBAL INC           COM SER C      530555 30 9     9,108     300,000 SH        SHARED-DEFINED    1      0      300,000  0
M D C HLDGS INC              COM            552676 10 8    37,642     963,700 SH        SHARED-DEFINED    1      0      963,700  0
MOHAWK INDS INC              COM            608190 10 4    39,101     610,000 SH        SHARED-DEFINED    1      0      610,000  0
SEARS HLDGS CORP             COM            812350 10 6    20,625     280,000 SH        SHARED-DEFINED    1      0      280,000  0
UMPQUA HLDGS CORP            COM            904214 10 3    37,603   3,100,000 SH        SHARED-DEFINED    1      0    3,100,000  0





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